Subsequent Event	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Event	25. SUBSEQUENT EVENT On January 29, 2014, Hydro One issued $50 million notes under its MTN Program, with a maturity date of January 29, 2064 and a coupon rate of 4.29%.